Cash and Cash Equivalents, Time Deposits and Pledged Deposits - Summary of Cash and Cash Equivalents and Pledged Deposits (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Line Items]
Cash and bank balances	$ 1,334,482	$ 841,317
Pledged deposits	(1,246)	(1,270)
Time deposits	(100,023)	(54,016)
Cash and cash equivalents	1,233,213	786,031	$ 379,776	$ 688,938
Denominated in USD
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Line Items]
Cash and cash equivalents	1,189,864	727,160
Denominated in RMB
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Line Items]
Cash and bank balances	17,100	21,500
Cash and cash equivalents	17,098	21,472
Denominated in EUR
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Line Items]
Cash and cash equivalents	$ 26,251	$ 37,399